Defined Benefit Plans (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Directors' Retirement Plan [Member]
Change in projected benefit obligations:
Benefit obligation - beginning	$ 3,205	$ 2,643
Service cost	63	40	59
Interest cost	133	149	145
Actuarial (gain) loss	470	462
Benefits paid	(89)	(89)
Settlements	(465)
Benefit obligation - ending	3,317	3,205	2,643
Change in plan assets:
Fair value of plan assets - beginning
Employer contribution	554	89
Benefits paid	(89)	(89)
Settlements	(465)
Fair value of plan assets - ending
Funded status and accrued pension cost included in other liabilities	(3,317)	(3,205)
Assumptions:
Discount rate	4.25%	4.50%
Rate of increase in compensation	5.00%	4.50%
Former President's Post-retirement Healthcare Plan [Member]
Change in projected benefit obligations:
Benefit obligation - beginning	65	58
Interest cost	3	3	3
Actuarial (gain) loss	(4)	9
Benefits paid	(5)	(5)
Benefit obligation - ending	59	65	58
Change in plan assets:
Fair value of plan assets - beginning
Employer contribution	5	5
Benefits paid	(5)	(5)
Fair value of plan assets - ending
Funded status and accrued pension cost included in other liabilities	$ (59)	$ (65)
Assumptions:
Discount rate	4.25%	4.50%